Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets	¥ 148,098,664	¥ 172,223,674
Maximum exposure	16,662,262	16,512,845
On-balance sheet assets, Total assets	13,192,843	12,980,970
On-balance sheet assets, Trading account assets	1,085,485	1,022,875
On-balance sheet assets, Investment securities	3,175,746	3,192,913
On-balance sheet assets, Loans	8,850,990	8,728,431
On-balance sheet assets, All other assets	80,622	36,751
On-balance sheet liabilities, Total liabilities	2,476	297
On-balance sheet liabilities, All other liabilities	2,476	297
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	24,365,580	22,827,459
Maximum exposure	5,084,901	4,459,028
On-balance sheet assets, Total assets	3,911,356	3,332,345
On-balance sheet assets, Trading account assets	3,339	2,942
On-balance sheet assets, Investment securities	986,655	642,804
On-balance sheet assets, Loans	2,921,362	2,686,599
On-balance sheet liabilities, Total liabilities	300	15
On-balance sheet liabilities, All other liabilities	300	15
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	24,677,641	49,772,806
Maximum exposure	1,303,413	1,353,062
On-balance sheet assets, Total assets	1,164,069	1,216,788
On-balance sheet assets, Trading account assets	194,167	174,845
On-balance sheet assets, Investment securities	613,109	513,659
On-balance sheet assets, Loans	346,883	517,094
On-balance sheet assets, All other assets	9,910	11,190
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	38,385,274	39,438,674
Maximum exposure	4,396,638	4,528,826
On-balance sheet assets, Total assets	3,189,575	3,337,220
On-balance sheet assets, Trading account assets	333,681	343,966
On-balance sheet assets, Investment securities	93,104	100,428
On-balance sheet assets, Loans	2,746,549	2,867,265
On-balance sheet assets, All other assets	16,241	25,561
On-balance sheet liabilities, Total liabilities	1,403	13
On-balance sheet liabilities, All other liabilities	1,403	13
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	9,276,260	11,793,462
Maximum exposure	2,425,336	2,756,196
On-balance sheet assets, Total assets	2,240,054	2,544,899
On-balance sheet assets, Trading account assets	430,688	360,937
On-balance sheet assets, Investment securities	1,415,883	1,821,302
On-balance sheet assets, Loans	393,483	362,660
Others [Member]
Variable Interest Entity [Line Items]
Total assets	51,393,909	48,391,273
Maximum exposure	3,451,974	3,415,733
On-balance sheet assets, Total assets	2,687,789	2,549,718
On-balance sheet assets, Trading account assets	123,610	140,185
On-balance sheet assets, Investment securities	66,995	114,720
On-balance sheet assets, Loans	2,442,713	2,294,813
On-balance sheet assets, All other assets	54,471
On-balance sheet liabilities, Total liabilities	773	269
On-balance sheet liabilities, All other liabilities	¥ 773	¥ 269